Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Derivative contracts [Member]
Contingencies And Commitments [Line Items]
Carrying value, Derivative contracts	¥ 4,510,650	[1],[2]	¥ 3,997,315	[1],[2]
Maximum potential payout/Notional total, Derivative contracts	123,980,481	[1],[2]	107,572,427	[1],[2]
Standby letters of credit and other guarantees [Member]
Contingencies And Commitments [Line Items]
Carrying value, Standby letters of credit and other guarantees	277	[3]	264	[3]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	¥ 9,084	[3]	¥ 21,674	[3]

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 was \6,377 million and as of March 31, 2013 is \6,374 million.